Application of New Standards, Amendments and Interpretations - Summary of Detailed Information About Lease Liability Explanatory (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Jun. 01, 2019 USD ($)	Jun. 01, 2019 TWD ($)	Jan. 01, 2019 USD ($)	Jan. 01, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Operating lease commitments disclosed by applying IAS 17 as at December 31, 2018					$ 2,611	$ 78,102	$ 78,102
Add: Lease payable recognized under finance lease by applying IAS 17 as of December 31, 2018					1,631	48,781
Short Term And Low Value Leases					(54)	(1,624)
Total lease contracts amount recognized as lease liabilities by applying IFRS 16 on January 1, 2019			$ 4,188	$ 125,259
Lease liabilities recognized as at January 1, 2019 by applying IFRS 16					4,046	121,021	$ 48,781
Current lease liabilities	$ 2,121	$ 63,435			1,829	54,718
Non-current lease liabilities	$ 972	$ 29,074			$ 2,217	$ 66,303
Bottom of Range
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Incremental borrowing interest rate at the date of initial application					1.85%	1.85%
Top of Range
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Incremental borrowing interest rate at the date of initial application					4.10%	4.10%